PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .1%
Communication Services : 8 .7%
63,208
Activision Blizzard, Inc.
$ 5,918,165
0 .2
524,194
(1)
Alphabet, Inc. — Class
A
68,596,027
2 .1
445,903
(1)
Alphabet, Inc. — Class
C
58,792,311
1 .8
631,631
AT&T, Inc.
9,487,098
0 .3
8,992
(1)
Charter
Communications, Inc.
— Class A
3,954,861
0 .1
363,631  Comcast Corp. — Class
A
16,123,398
0 .5
21,781
Electronic Arts, Inc.
2,622,432
0 .1
22,414
Fox Corp. — Class A
699,317
0.0
11,656
Fox Corp. — Class B
336,625
0.0
34,010  Interpublic Group of
Cos., Inc.
974,727
0.0
12,527
(1)
Live Nation
Entertainment, Inc.
1,040,242
0.0
24,672
(1)
Match Group, Inc.
966,526
0.0
196,370
(1)
Meta Platforms, Inc. —
Class A
58,952,238
1 .8
39,153
(1)
Netflix, Inc.
14,784,173
0 .5
33,752
News Corp. — Class A
677,065
0.0
10,405
News Corp. — Class B
217,152
0.0
17,456
Omnicom Group, Inc.
1,300,123
0 .1
42,605
(2)
Paramount Global —
Class B
549,604
0.0
13,955
(1)
Take-Two Interactive
Software, Inc.
1,959,142
0 .1
45,735
(1)
T-Mobile US, Inc.
6,405,187
0 .2
371,437  Verizon
Communications, Inc.
12,038,273
0 .4
161,665
(1)
Walt Disney Co.
13,102,948
0 .4
195,967
(1)
Warner Bros Discovery,
Inc.
2,128,202
0 .1
281,625,836
8 .7
Consumer Discretionary : 10 .7%
37,670
(1)
Airbnb, Inc. — Class A
5,168,701
0 .2
802,205
(1)
Amazon.com, Inc.
101,976,300
3 .2
24,988
(1)
Aptiv PLC
2,463,567
0 .1
1,604
(1)
AutoZone, Inc.
4,074,144
0 .1
20,285
Bath & Body Works, Inc.
685,633
0.0
17,159
Best Buy Co., Inc.
1,192,036
0.0
3,153
(1)
Booking Holdings, Inc.
9,723,694
0 .3
20,765
BorgWarner, Inc.
838,283
0.0
19,067
(1)
Caesars Entertainment,
Inc.
883,755
0.0
14,017
(1)
CarMax, Inc.
991,422
0.0
88,991
(1)
Carnival Corp.
1,220,956
0.0
2,437
(1)
Chipotle Mexican Grill,
Inc.
4,464,170
0 .1
10,679  Darden Restaurants,
Inc.
1,529,446
0 .1
19,413
Dollar General Corp.
2,053,895
0 .1
18,422
(1)
Dollar Tree, Inc.
1,961,022
0 .1
3,101
Domino's Pizza, Inc.
1,174,628
0.0
26,900
DR Horton, Inc.
2,890,943
0 .1
47,017
eBay, Inc.
2,072,980
0 .1
10,929
(1)
Etsy, Inc.
705,795
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,179
(1)
Expedia Group, Inc.
$ 1,255,290
0.0
347,346
Ford Motor Co.
4,314,037
0 .1
13,559
Garmin Ltd.
1,426,407
0 .1
121,564
General Motors Co.
4,007,965
0 .1
12,408
Genuine Parts Co.
1,791,467
0 .1
11,544
Hasbro, Inc.
763,520
0.0
23,105  Hilton Worldwide
Holdings, Inc.
3,469,909
0 .1
88,827
Home Depot, Inc.
26,839,966
0 .8
29,117
Las Vegas Sands Corp.
1,334,723
0 .1
22,311
Lennar Corp. — Class A
2,503,964
0 .1
23,639
LKQ Corp.
1,170,367
0.0
51,773
Lowe's Cos., Inc.
10,760,500
0 .3
22,134  Marriott International,
Inc. — Class A
4,350,659
0 .1
64,388
McDonald's Corp.
16,962,375
0 .5
24,801  MGM Resorts
International
911,685
0.0
4,683
(1)
Mohawk Industries, Inc.
401,848
0.0
108,238
NIKE, Inc. — Class B
10,349,718
0 .3
37,581
(1)
Norwegian Cruise Line
Holdings Ltd.
619,335
0.0
288
(1)
NVR, Inc.
1,717,430
0 .1
5,337
(1)
O'Reilly Automotive, Inc.
4,850,586
0 .2
3,459
Pool Corp.
1,231,750
0.0
19,388
PulteGroup, Inc.
1,435,681
0 .1
3,568
Ralph Lauren Corp.
414,209
0.0
30,098
Ross Stores, Inc.
3,399,569
0 .1
20,823
(1)
Royal Caribbean
Cruises Ltd.
1,918,631
0 .1
101,199
Starbucks Corp.
9,236,433
0 .3
20,537
Tapestry, Inc.
590,439
0.0
40,780
Target Corp.
4,509,045
0 .1
243,974
(1)
Tesla, Inc.
61,047,174
1 .9
101,538
TJX Cos., Inc.
9,024,697
0 .3
9,613
Tractor Supply Co.
1,951,920
0 .1
4,400
(1)
Ulta Beauty, Inc.
1,757,580
0 .1
29,270
VF Corp.
517,201
0.0
4,852
Whirlpool Corp.
648,712
0.0
8,557
Wynn Resorts Ltd.
790,752
0.0
24,757
Yum! Brands, Inc.
3,093,140
0 .1
347,440,054
10 .7
Consumer Staples : 6 .2%
156,791
Altria Group, Inc.
6,593,062
0 .2
47,366  Archer-Daniels-Midland
Co.
3,572,344
0 .1
16,205  Brown-Forman Corp. —
Class B
934,866
0.0
13,343
Bunge Ltd.
1,444,380
0 .1
17,382
Campbell Soup Co.
714,053
0.0
21,642  Church & Dwight Co.,
Inc.
1,983,057
0 .1
10,953
Clorox Co.
1,435,500
0 .1
343,859
Coca-Cola Co.
19,249,227
0 .6
73,040
Colgate-Palmolive Co.
5,193,874
0 .2
42,254
Conagra Brands, Inc.
1,158,605
0.0
14,252  Constellation Brands,
Inc. — Class A
3,581,955
0 .1
39,153
Costco Wholesale Corp.
22,119,879
0 .7

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
20,486  Estee Lauder Cos., Inc.
— Class A
$ 2,961,251
0 .1
51,702
General Mills, Inc.
3,308,411
0 .1
13,240
Hershey Co.
2,649,059
0 .1
25,664
Hormel Foods Corp.
976,002
0.0
9,021
J M Smucker Co.
1,108,771
0.0
22,776
Kellogg Co.
1,355,400
0.0
152,267
Kenvue, Inc.
3,057,521
0 .1
88,885
Keurig Dr Pepper, Inc.
2,806,099
0 .1
29,892
Kimberly-Clark Corp.
3,612,448
0 .1
70,676
Kraft Heinz Co.
2,377,541
0 .1
57,861
Kroger Co.
2,589,280
0 .1
12,909  Lamb Weston Holdings,
Inc.
1,193,566
0.0
22,224
McCormick & Co., Inc.
1,681,023
0 .1
16,399  Molson Coors Beverage
Co. — Class B
1,042,812
0.0
120,196  Mondelez International,
Inc. — Class A
8,341,602
0 .3
65,711
(1)
Monster Beverage
Corp.
3,479,397
0 .1
121,624
PepsiCo, Inc.
20,607,971
0 .6
137,153  Philip Morris
International, Inc.
12,697,625
0 .4
208,273
Procter & Gamble Co.
30,378,700
0 .9
44,628
Sysco Corp.
2,947,679
0 .1
25,304  Tyson Foods, Inc. —
Class A
1,277,599
0.0
63,448  Walgreens Boots
Alliance, Inc.
1,411,084
0 .1
126,097
Walmart, Inc.
20,166,693
0 .6
200,008,336
6 .2
Energy : 4 .6%
27,148
APA Corp.
1,115,783
0.0
89,205
Baker Hughes Co.
3,150,721
0 .1
156,760
Chevron Corp.
26,432,871
0 .8
105,801
ConocoPhillips
12,674,960
0 .4
66,923
Coterra Energy, Inc.
1,810,267
0 .1
56,607
Devon Energy Corp.
2,700,154
0 .1
15,799  Diamondback Energy,
Inc.
2,446,949
0 .1
51,444
EOG Resources, Inc.
6,521,041
0 .2
32,041
EQT Corp.
1,300,224
0.0
353,691
Exxon Mobil Corp.
41,586,988
1 .3
79,389
Halliburton Co.
3,215,254
0 .1
24,416
Hess Corp.
3,735,648
0 .1
171,271
Kinder Morgan, Inc.
2,839,673
0 .1
53,514
Marathon Oil Corp.
1,431,500
0.0
35,327  Marathon Petroleum
Corp.
5,346,388
0 .2
58,623  Occidental Petroleum
Corp.
3,803,460
0 .1
51,451
ONEOK, Inc.
3,263,537
0 .1
39,342
Phillips 66
4,726,941
0 .1
20,599  Pioneer Natural
Resources Co.
4,728,500
0 .2
125,565
Schlumberger NV
7,320,440
0 .2
19,765
Targa Resources Corp.
1,694,256
0 .1
31,200
Valero Energy Corp.
4,421,352
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
107,474
Williams Cos., Inc.
$ 3,620,799
0 .1
149,887,706
4 .6
Financials : 10 .4%
47,763
Aflac, Inc.
3,665,810
0 .1
23,111
Allstate Corp.
2,574,796
0 .1
51,404
American Express Co.
7,668,963
0 .2
62,898  American International
Group, Inc.
3,811,619
0 .1
9,067  Ameriprise Financial,
Inc.
2,989,209
0 .1
17,924
Aon PLC — Class A
5,811,319
0 .2
32,997
(1)
Arch Capital Group Ltd.
2,630,191
0 .1
18,978  Arthur J Gallagher &
Co.
4,325,655
0 .1
4,709
Assurant, Inc.
676,118
0.0
610,810
Bank of America Corp.
16,723,978
0 .5
68,807  Bank of New York
Mellon Corp.
2,934,619
0 .1
161,126
(1)
Berkshire Hathaway,
Inc. — Class B
56,442,438
1 .8
12,400
BlackRock, Inc.
8,016,476
0 .3
62,708
Blackstone, Inc.
6,718,535
0 .2
20,859
Brown & Brown, Inc.
1,456,793
0 .1
33,701  Capital One Financial
Corp.
3,270,682
0 .1
9,354  Cboe Global Markets,
Inc.
1,461,188
0 .1
131,379
Charles Schwab Corp.
7,212,707
0 .2
36,289
Chubb Ltd.
7,554,644
0 .2
13,859  Cincinnati Financial
Corp.
1,417,637
0.0
170,140
Citigroup, Inc.
6,997,858
0 .2
41,728  Citizens Financial
Group, Inc.
1,118,310
0.0
31,784
CME Group, Inc.
6,363,792
0 .2
11,666
Comerica, Inc.
484,722
0.0
22,083  Discover Financial
Services
1,913,050
0 .1
3,799
Everest Re Group Ltd.
1,411,974
0.0
3,370  FactSet Research
Systems, Inc.
1,473,566
0 .1
52,346  Fidelity National
Information Services,
Inc.
2,893,163
0 .1
60,311
Fifth Third Bancorp
1,527,678
0 .1
53,861
(1)
Fiserv, Inc.
6,084,139
0 .2
25,294
Franklin Resources, Inc.
621,726
0.0
22,971
Global Payments, Inc.
2,650,624
0 .1
7,683
Globe Life, Inc.
835,373
0.0
29,127  Goldman Sachs Group,
Inc.
9,424,623
0 .3
27,020  Hartford Financial
Services Group, Inc.
1,915,988
0 .1
127,904  Huntington Bancshares,
Inc.
1,330,202
0.0
50,567  Intercontinental
Exchange, Inc.
5,563,381
0 .2
39,637
Invesco Ltd.
575,529
0.0
256,759
JPMorgan Chase & Co.
37,235,190
1 .2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
82,864
KeyCorp
$ 891,617
0.0
16,338
Loews Corp.
1,034,359
0.0
14,675
M&T Bank Corp.
1,855,654
0 .1
3,337  MarketAxess Holdings,
Inc.
712,917
0.0
43,642  Marsh & McLennan
Cos., Inc.
8,305,073
0 .3
55,812
MetLife, Inc.
3,511,133
0 .1
13,943
Moody's Corp.
4,408,358
0 .1
112,726
Morgan Stanley
9,206,332
0 .3
6,988
MSCI, Inc.
3,585,403
0 .1
30,002
Nasdaq, Inc.
1,457,797
0 .1
18,289
Northern Trust Corp.
1,270,720
0.0
35,187  PNC Financial Services
Group, Inc.
4,319,908
0 .1
19,648  Principal Financial
Group, Inc.
1,416,031
0.0
51,716
Progressive Corp.
7,204,039
0 .2
32,072  Prudential Financial,
Inc.
3,043,312
0 .1
16,607  Raymond James
Financial, Inc.
1,667,841
0 .1
83,134
Regions Financial Corp.
1,429,905
0.0
28,750
S&P Global, Inc.
10,505,537
0 .3
28,153
State Street Corp.
1,885,125
0 .1
36,947
Synchrony Financial
1,129,470
0.0
19,817  T Rowe Price Group,
Inc.
2,078,209
0 .1
20,228
Travelers Cos., Inc.
3,303,435
0 .1
117,683
Truist Financial Corp.
3,366,911
0 .1
137,561
US Bancorp
4,547,767
0 .1
17,791
W. R. Berkley Corp.
1,129,551
0.0
323,262
Wells Fargo & Co.
13,208,485
0 .4
9,261  Willis Towers Watson
PLC
1,935,179
0 .1
13,122
Zions Bancorp NA
457,827
0.0
336,652,160
10 .4
Health Care : 13 .1%
153,323
Abbott Laboratories
14,849,333
0 .5
155,946
AbbVie, Inc.
23,245,311
0 .7
26,097  Agilent Technologies,
Inc.
2,918,167
0 .1
6,289
(1)
Align Technology, Inc.
1,920,157
0 .1
14,729  AmerisourceBergen
Corp.
2,650,778
0 .1
47,260
Amgen, Inc.
12,701,598
0 .4
44,818  Baxter International,
Inc.
1,691,431
0 .1
25,632  Becton Dickinson and
Co.
6,626,641
0 .2
12,795
(1)
Biogen, Inc.
3,288,443
0 .1
1,845
(1)
Bio-Rad Laboratories,
Inc. — Class A
661,340
0.0
13,949
Bio-Techne Corp.
949,508
0.0
129,367
(1)
Boston Scientific Corp.
6,830,578
0 .2
184,577  Bristol-Myers Squibb
Co.
10,712,849
0 .3
22,494
Cardinal Health, Inc.
1,952,929
0 .1
15,956
(1)
Catalent, Inc.
726,477
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
47,841
(1)
Centene Corp.
$ 3,295,288
0 .1
4,535
(1)
Charles River
Laboratories
International, Inc.
888,769
0.0
26,151
Cigna Group
7,481,017
0 .2
4,382
Cooper Cos., Inc.
1,393,520
0.0
113,480
CVS Health Corp.
7,923,174
0 .2
58,059
Danaher Corp.
14,404,438
0 .4
4,758
(1)
DaVita, Inc.
449,774
0.0
18,825  DENTSPLY SIRONA,
Inc.
643,062
0.0
34,269
(1)
Dexcom, Inc.
3,197,298
0 .1
53,711
(1)
Edwards Lifesciences
Corp.
3,721,098
0 .1
20,820
Elevance Health, Inc.
9,065,444
0 .3
70,453
Eli Lilly & Co.
37,842,420
1 .2
34,560  GE HealthCare
Technologies, Inc.
2,351,462
0 .1
110,088
Gilead Sciences, Inc.
8,249,995
0 .3
17,783
HCA Healthcare, Inc.
4,374,262
0 .1
11,537
(1)
Henry Schein, Inc.
856,622
0.0
21,641
(1)
Hologic, Inc.
1,501,885
0 .1
10,947
Humana, Inc.
5,325,934
0 .2
7,334
(1)
IDEXX Laboratories,
Inc.
3,206,938
0 .1
14,008
(1)
Illumina, Inc.
1,923,018
0 .1
16,405
(1)
Incyte Corp.
947,717
0.0
6,175
(1)
Insulet Corp.
984,851
0.0
31,045
(1)
Intuitive Surgical, Inc.
9,074,143
0 .3
16,179
(1)
IQVIA Holdings, Inc.
3,183,218
0 .1
212,754
Johnson & Johnson
33,136,436
1 .0
7,850  Laboratory Corp. of
America Holdings
1,578,243
0 .1
11,919
McKesson Corp.
5,182,977
0 .2
117,611
Medtronic PLC
9,215,998
0 .3
224,196
Merck & Co., Inc.
23,080,978
0 .7
1,932
(1)
Mettler-Toledo
International, Inc.
2,140,791
0 .1
29,046
(1)
Moderna, Inc.
3,000,161
0 .1
5,165
(1)
Molina Healthcare, Inc.
1,693,552
0 .1
22,598
Organon & Co.
392,301
0.0
498,834
Pfizer, Inc.
16,546,324
0 .5
9,924
Quest Diagnostics, Inc.
1,209,339
0.0
9,431
(1)
Regeneron
Pharmaceuticals, Inc.
7,761,336
0 .2
12,982
ResMed, Inc.
1,919,648
0 .1
10,968
Revvity, Inc.
1,214,158
0.0
8,716
STERIS PLC
1,912,465
0 .1
29,863
Stryker Corp.
8,160,662
0 .3
4,162
Teleflex, Inc.
817,458
0.0
34,100  Thermo Fisher
Scientific, Inc.
17,260,397
0 .5
81,841  UnitedHealth Group,
Inc.
41,263,414
1 .3
5,490  Universal Health
Services, Inc. — Class
B
690,258
0.0
22,803
(1)
Vertex Pharmaceuticals,
Inc.
7,929,515
0 .2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
106,234
Viatris, Inc.
$ 1,047,467
0.0
5,230
(1)
Waters Corp.
1,434,118
0.0
6,526  West Pharmaceutical
Services, Inc.
2,448,620
0 .1
18,479  Zimmer Biomet
Holdings, Inc.
2,073,713
0 .1
40,670
Zoetis, Inc.
7,075,767
0 .2
424,196,983
13 .1
Industrials : 8 .0%
48,770
3M Co.
4,565,847
0 .1
11,034
A. O. Smith Corp.
729,678
0.0
11,333
(1)
Alaska Air Group, Inc.
420,228
0.0
7,792
Allegion PLC
811,926
0.0
57,843
(1)
American Airlines
Group, Inc.
740,969
0.0
20,384
AMETEK, Inc.
3,011,940
0 .1
36,400  Automatic Data
Processing, Inc.
8,757,112
0 .3
6,219
(1)
Axon Enterprise, Inc.
1,237,519
0.0
50,103
(1)
Boeing Co.
9,603,743
0 .3
73,966
Carrier Global Corp.
4,082,923
0 .1
45,072
Caterpillar, Inc.
12,304,656
0 .4
13,736
(1)
Ceridian HCM Holding,
Inc.
931,988
0.0
10,316  CH Robinson
Worldwide, Inc.
888,517
0.0
7,641
Cintas Corp.
3,675,397
0 .1
76,773
(1)
Copart, Inc.
3,308,149
0 .1
36,078
(1)
CoStar Group, Inc.
2,774,037
0 .1
177,264
CSX Corp.
5,450,868
0 .2
12,515
Cummins, Inc.
2,859,177
0 .1
24,091
Deere & Co.
9,091,462
0 .3
56,944
Delta Air Lines, Inc.
2,106,928
0 .1
12,391
Dover Corp.
1,728,668
0 .1
35,253
Eaton Corp. PLC
7,518,760
0 .2
50,493
Emerson Electric Co.
4,876,109
0 .2
10,866
Equifax, Inc.
1,990,434
0 .1
13,067  Expeditors International
of Washington, Inc.
1,497,870
0 .1
50,479
Fastenal Co.
2,758,173
0 .1
20,444
FedEx Corp.
5,416,024
0 .2
31,102
Fortive Corp.
2,306,524
0 .1
5,510
(1)
Generac Holdings, Inc.
600,370
0.0
19,931  General Dynamics
Corp.
4,404,153
0 .1
96,161
General Electric Co.
10,630,599
0 .3
58,662  Honeywell International,
Inc.
10,837,218
0 .3
34,599  Howmet Aerospace,
Inc.
1,600,204
0 .1
3,534  Huntington Ingalls
Industries, Inc.
722,986
0.0
6,696
IDEX Corp.
1,392,902
0.0
24,312
Illinois Tool Works, Inc.
5,599,297
0 .2
35,730
Ingersoll Rand, Inc.
2,276,716
0 .1
11,125
Jacobs Solutions, Inc.
1,518,562
0 .1
7,213  JB Hunt Transport
Services, Inc.
1,359,795
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
60,108  Johnson Controls
International PLC
$ 3,198,347
0 .1
16,710  L3Harris Technologies,
Inc.
2,909,545
0 .1
12,153
Leidos Holdings, Inc.
1,120,020
0.0
19,802
Lockheed Martin Corp.
8,098,226
0 .3
19,943
Masco Corp.
1,065,953
0.0
4,769
Nordson Corp.
1,064,298
0.0
20,057
Norfolk Southern Corp.
3,949,825
0 .1
12,566  Northrop Grumman
Corp.
5,531,428
0 .2
7,916  Old Dominion Freight
Line, Inc.
3,238,752
0 .1
36,379
Otis Worldwide Corp.
2,921,597
0 .1
46,191
PACCAR, Inc.
3,927,159
0 .1
11,335
Parker-Hannifin Corp.
4,415,209
0 .1
14,615
Pentair PLC
946,321
0.0
12,829
Quanta Services, Inc.
2,399,921
0 .1
128,598  Raytheon Technologies
Corp.
9,255,198
0 .3
18,166
Republic Services, Inc.
2,588,837
0 .1
9,461  Robert Half
International, Inc.
693,302
0.0
10,148  Rockwell Automation,
Inc.
2,901,009
0 .1
24,806
Rollins, Inc.
926,008
0.0
4,690
Snap-on, Inc.
1,196,231
0.0
52,723
Southwest Airlines Co.
1,427,212
0 .1
13,568  Stanley Black & Decker,
Inc.
1,134,013
0.0
17,500
Textron, Inc.
1,367,450
0.0
20,179  Trane Technologies
PLC
4,094,521
0 .1
4,876
(1)
TransDigm Group, Inc.
4,111,102
0 .1
53,847
Union Pacific Corp.
10,964,865
0 .3
29,058
(1)
United Airlines Holdings,
Inc.
1,229,153
0.0
63,903  United Parcel Service,
Inc. — Class B
9,960,561
0 .3
6,033
United Rentals, Inc.
2,682,091
0 .1
12,828
Verisk Analytics, Inc.
3,030,487
0 .1
32,567  Waste Management,
Inc.
4,964,513
0 .2
15,827  Westinghouse Air Brake
Technologies Corp.
1,681,935
0 .1
3,932
WW Grainger, Inc.
2,720,315
0 .1
21,199
Xylem, Inc.
1,929,745
0 .1
260,033,577
8 .0
Information Technology : 29 .3%
55,732  Accenture PLC — Class
A
17,115,854
0 .5
40,271
(1)
Adobe, Inc.
20,534,183
0 .6
142,678
(1)
Advanced Micro
Devices, Inc.
14,670,152
0 .5
13,430
(1)
Akamai Technologies,
Inc.
1,430,832
0 .1
52,745  Amphenol Corp. —
Class A
4,430,052
0 .1
44,301
Analog Devices, Inc.
7,756,662
0 .2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,678
(1)
ANSYS, Inc.
$ 2,284,589
0 .1
1,298,441
Apple, Inc.
222,306,084
6 .9
74,194
Applied Materials, Inc.
10,272,159
0 .3
22,124
(1)
Arista Networks, Inc.
4,069,267
0 .1
18,883
(1)
Autodesk, Inc.
3,907,081
0 .1
36,462
Broadcom, Inc.
30,284,608
0 .9
10,453  Broadridge Financial
Solutions, Inc.
1,871,610
0 .1
24,013
(1)
Cadence Design
Systems, Inc.
5,626,246
0 .2
11,843
CDW Corp.
2,389,444
0 .1
360,041
Cisco Systems, Inc.
19,355,804
0 .6
44,622  Cognizant Technology
Solutions Corp. —
Class A
3,022,694
0 .1
67,789
Corning, Inc.
2,065,531
0 .1
18,128
(1)
DXC Technology Co.
377,606
0.0
12,047
(1)
Enphase Energy, Inc.
1,447,447
0 .1
5,130
(1)
EPAM Systems, Inc.
1,311,690
0.0
5,240
(1)
F5, Inc.
844,374
0.0
2,196
(1)
Fair Isaac Corp.
1,907,292
0 .1
9,439
(1)
First Solar, Inc.
1,525,248
0 .1
6,542
(1)
FleetCor Technologies,
Inc.
1,670,434
0 .1
57,591
(1)
Fortinet, Inc.
3,379,440
0 .1
6,964
(1)
Gartner, Inc.
2,392,900
0 .1
49,716
Gen Digital, Inc.
878,979
0.0
114,109  Hewlett Packard
Enterprise Co.
1,982,073
0 .1
76,807
HP, Inc.
1,973,940
0 .1
369,549
Intel Corp.
13,137,467
0 .4
80,453  International Business
Machines Corp.
11,287,556
0 .4
24,744
Intuit, Inc.
12,642,699
0 .4
6,457  Jack Henry &
Associates, Inc.
975,911
0.0
28,493
Juniper Networks, Inc.
791,820
0.0
15,783
(1)
Keysight Technologies,
Inc.
2,088,249
0 .1
12,080
KLA Corp.
5,540,613
0 .2
11,777
Lam Research Corp.
7,381,470
0 .2
73,510  Mastercard, Inc. —
Class A
29,103,344
0 .9
48,093  Microchip Technology,
Inc.
3,753,659
0 .1
96,772
Micron Technology, Inc.
6,583,399
0 .2
656,437
Microsoft Corp.
207,269,983
6 .4
4,221  Monolithic Power
Systems, Inc.
1,950,102
0 .1
14,757
Motorola Solutions, Inc.
4,017,446
0 .1
18,626
NetApp, Inc.
1,413,341
0.0
218,230
NVIDIA Corp.
94,927,868
2 .9
22,777  NXP Semiconductors
NV
4,553,578
0 .1
38,127
(1)
ON Semiconductor
Corp.
3,543,905
0 .1
139,090
Oracle Corp.
14,732,413
0 .5
27,023
(1)
Palo Alto Networks, Inc.
6,335,272
0 .2
28,351
Paychex, Inc.
3,269,721
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,307
Paycom Software, Inc.
$ 1,116,676
0.0
97,014
(1)
PayPal Holdings, Inc.
5,671,438
0 .2
10,499
(1)
PTC, Inc.
1,487,498
0 .1
8,651
(1)
Qorvo, Inc.
825,911
0.0
98,601
Qualcomm, Inc.
10,950,627
0 .3
9,428  Roper Technologies,
Inc.
4,565,792
0 .1
86,055
(1)
Salesforce, Inc.
17,450,233
0 .5
17,063  Seagate Technology
Holdings PLC
1,125,305
0.0
18,024
(1)
ServiceNow, Inc.
10,074,695
0 .3
14,101  Skyworks Solutions,
Inc.
1,390,217
0.0
4,992
(1)
SolarEdge
Technologies, Inc.
646,514
0.0
13,444
(1)
Synopsys, Inc.
6,170,393
0 .2
27,737
TE Connectivity Ltd.
3,426,352
0 .1
4,168
(1)
Teledyne Technologies,
Inc.
1,702,961
0 .1
13,607
Teradyne, Inc.
1,366,959
0.0
80,221
Texas Instruments, Inc.
12,755,941
0 .4
21,950
(1)
Trimble, Inc.
1,182,227
0.0
3,715
(1)
Tyler Technologies, Inc.
1,434,510
0 .1
7,928
(1)
VeriSign, Inc.
1,605,658
0 .1
141,963
Visa, Inc. — Class A
32,652,910
1 .0
28,346
(1)
Western Digital Corp.
1,293,428
0.0
4,536
(1)
Zebra Technologies
Corp. — Class A
1,072,900
0.0
948,353,236
29 .3
Materials : 2 .4%
19,627  Air Products and
Chemicals, Inc.
5,562,292
0 .2
10,368
Albemarle Corp.
1,762,975
0 .1
130,369
Amcor PLC
1,194,180
0.0
7,120
Avery Dennison Corp.
1,300,610
0.0
27,869
Ball Corp.
1,387,319
0.0
8,867
Celanese Corp.
1,112,986
0.0
17,047  CF Industries Holdings,
Inc.
1,461,610
0.0
62,709
Corteva, Inc.
3,208,193
0 .1
62,118
Dow, Inc.
3,202,804
0 .1
40,559  DuPont de Nemours,
Inc.
3,025,296
0 .1
10,475
Eastman Chemical Co.
803,642
0.0
22,413
Ecolab, Inc.
3,796,762
0 .1
11,078
FMC Corp.
741,894
0.0
126,665  Freeport-McMoRan,
Inc.
4,723,338
0 .2
22,601  International Flavors &
Fragrances, Inc.
1,540,710
0 .1
30,570
International Paper Co.
1,084,318
0.0
43,111
Linde PLC
16,052,381
0 .5
22,479  LyondellBasell
Industries NV — Class
A
2,128,761
0 .1
5,461  Martin Marietta
Materials, Inc.
2,241,631
0 .1
29,425
Mosaic Co.
1,047,530
0.0
70,216
Newmont Corp.
2,594,481
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
21,975
Nucor Corp.
$ 3,435,791
0 .1
7,968  Packaging Corp. of
America
1,223,486
0.0
20,808
PPG Industries, Inc.
2,700,878
0 .1
12,793
Sealed Air Corp.
420,378
0.0
20,793
Sherwin-Williams Co.
5,303,255
0 .2
13,757
Steel Dynamics, Inc.
1,475,026
0 .1
11,739
Vulcan Materials Co.
2,371,513
0 .1
22,693
Westrock Co.
812,409
0.0
77,716,449
2 .4
Real Estate : 2 .3%
13,759  Alexandria Real Estate
Equities, Inc.
1,377,276
0.0
41,186
American Tower Corp.
6,773,038
0 .2
12,547  AvalonBay
Communities, Inc.
2,154,822
0 .1
12,645
Boston Properties, Inc.
752,125
0.0
9,459
Camden Property Trust
894,632
0.0
27,375
(1)
CBRE Group, Inc. —
Class A
2,021,917
0 .1
38,317
Crown Castle, Inc.
3,526,313
0 .1
26,745
Digital Realty Trust, Inc.
3,236,680
0 .1
8,267
Equinix, Inc.
6,003,991
0 .2
30,214
Equity Residential
1,773,864
0 .1
5,687  Essex Property Trust,
Inc.
1,206,156
0.0
18,667  Extra Space Storage,
Inc.
2,269,534
0 .1
6,500  Federal Realty
Investment Trust
589,095
0.0
48,464  Healthpeak Properties,
Inc.
889,799
0.0
63,016  Host Hotels & Resorts,
Inc.
1,012,667
0.0
50,824
Invitation Homes, Inc.
1,610,613
0 .1
25,838
Iron Mountain, Inc.
1,536,069
0 .1
54,922
Kimco Realty Corp.
966,078
0.0
10,336  Mid-America Apartment
Communities, Inc.
1,329,726
0.0
81,625
Prologis, Inc.
9,159,141
0 .3
13,981
Public Storage
3,684,273
0 .1
62,623
Realty Income Corp.
3,127,393
0 .1
14,558
Regency Centers Corp.
865,328
0.0
9,576  SBA Communications
Corp.
1,916,828
0 .1
28,908  Simon Property Group,
Inc.
3,122,931
0 .1
26,781
UDR, Inc.
955,278
0.0
35,444
Ventas, Inc.
1,493,256
0 .1
88,975
VICI Properties, Inc.
2,589,172
0 .1
45,831
Welltower, Inc.
3,754,476
0 .1
64,563
Weyerhaeuser Co.
1,979,502
0 .1
72,571,973
2 .3
Utilities : 2 .4%
59,303
AES Corp.
901,406
0.0
22,273
Alliant Energy Corp.
1,079,127
0.0
23,267
Ameren Corp.
1,741,070
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
45,517  American Electric
Power Co., Inc.
$ 3,423,789
0 .1
17,199  American Water Works
Co., Inc.
2,129,752
0 .1
13,117
Atmos Energy Corp.
1,389,484
0.0
55,909
CenterPoint Energy, Inc.
1,501,157
0.0
25,841
CMS Energy Corp.
1,372,416
0.0
30,475  Consolidated Edison,
Inc.
2,606,527
0 .1
28,413  Constellation Energy
Corp.
3,099,290
0 .1
73,931
Dominion Energy, Inc.
3,302,498
0 .1
18,261
DTE Energy Co.
1,812,952
0 .1
68,094
Duke Energy Corp.
6,009,976
0 .2
33,932
Edison International
2,147,556
0 .1
18,683
Entergy Corp.
1,728,177
0 .1
20,350
Evergy, Inc.
1,031,745
0.0
30,907
Eversource Energy
1,797,242
0 .1
87,930
Exelon Corp.
3,322,875
0 .1
45,592
FirstEnergy Corp.
1,558,335
0 .1
178,800
NextEra Energy, Inc.
10,243,452
0 .3
36,597
NiSource, Inc.
903,214
0.0
20,243
NRG Energy, Inc.
779,760
0.0
184,766
(1)
PG&E Corp.
2,980,276
0 .1
10,034  Pinnacle West Capital
Corp.
739,305
0.0
65,304
PPL Corp.
1,538,562
0.0
44,098  Public Service
Enterprise Group, Inc.
2,509,617
0 .1
55,601
Sempra Energy
3,782,536
0 .1
96,352
Southern Co.
6,235,901
0 .2
27,869  WEC Energy Group,
Inc.
2,244,848
0 .1
48,761
Xcel Energy, Inc.
2,790,104
0 .1
76,702,949
2 .4
Total Common Stock
(Cost $3,008,690,548)
3,175,189,259
98 .1
Total Long-Term
Investments
(Cost $3,008,690,548)
3,175,189,259
98 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .6%
Repurchase Agreements : 0.0%
19,149
(3)
HSBC Securities USA
Inc., Repurchase
Agreement dated
09/29/2023, 5.280%,
due 10/02/2023
(Repurchase Amount
$19,157, collateralized
by various U.S.
Government Securities,
0.000%-4.375%, Market
Value plus accrued
interest $19,532, due
02/29/24-02/15/53)
$ 19,149
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .6%
51,339,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $51,339,000) $ 51,339,000 1 .6
Total Short-Term
Investments
(Cost $51,358,149)
51,358,149
1 .6
Total Investments in
Securities
(Cost $3,060,048,697) $ 3,226,547,408 99 .7
Assets in Excess of
Other Liabilities
9,068,338 0 .3
Net Assets $ 3,235,615,746 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock $ 3,175,189,259 $ — $ — $ 3,175,189,259
Short-Term Investments 51,339,000 19,149 — 51,358,149
Total Investments, at fair value $ 3,226,528,259 $ 19,149 $ — $ 3,226,547,408
Liabilities Table
Other Financial Instruments+
Futures $ (2,017,942) $ — $ — $ (2,017,942)
Total Liabilities $ (2,017,942) $ — $ — $ (2,017,942)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 265 12/15/23 $ 57,312,875 $ (2,017,942)
$ 57,312,875 $ (2,017,942)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 353,468,573
Gross Unrealized Depreciation (186,969,862)
Net Unrealized Appreciation $ 166,498,711